INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about intangible assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning Period	S/ 1,464,372	S/ 1,342,890
Additions	64,900
End Period	1,666,265	1,464,372	S/ 1,342,890
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	3,406,333	3,090,365	2,789,435
Additions	371,957	419,789	271,722
Acquisition of business	126,128
Transfers	0	0	0
Disposals and others	(99,429)	(103,821)	29,208
End Period	3,804,989	3,406,333	3,090,365
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,941,961	1,747,475	1,464,894
Acquisition of business	3,104
Amortization of the year	308,966	258,984	241,080
Disposals and others	(115,307)	(64,498)	41,501
End Period	2,138,724	1,941,961	S/ 1,747,475
Client Relationships [member]
Disclosure of detailed information about intangible assets [line items]
End Period	134,945
Client Relationships [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	403,607
Additions	0
Acquisition of business	18,462
Transfers	0
Disposals and others	(43,173)
End Period	378,896	403,607
Client Relationships [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	257,580
Amortization of the year	27,229
Disposals and others	(40,858)
End Period	243,951	257,580
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	138,503
End Period	132,604	138,503
Brand names [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	258,928
Additions	0
Acquisition of business	1,164
Transfers	0
Disposals and others	(66,845)
End Period	193,247	258,928
Brand names [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	120,425
Amortization of the year	7,041
Disposals and others	(66,823)
End Period	60,643	120,425
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	88,455
End Period	81,702	88,455
Fund manager contract [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	95,527
Additions	0
Acquisition of business	4,298
Transfers	0
Disposals and others	(5,682)
End Period	94,143	95,527
Fund manager contract [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	7,072
Acquisition of business	0
Amortization of the year	4,396
Disposals and others	973
End Period	12,441	7,072
Relationships with holders [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	881
Relationships with holders [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	21,100
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
End Period	21,100	21,100
Relationships with holders [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	16,703
Acquisition of business	0
Amortization of the year	3,516
Disposals and others	0
End Period	20,219	16,703
Software and developments [member]
Disclosure of detailed information about intangible assets [line items]
End Period	930,378
Software and developments [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	2,173,302
Additions	101,503
Acquisition of business	79,165
Transfers	357,432
Disposals and others	(6,841)
End Period	2,704,561	2,173,302
Software and developments [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,513,340
Acquisition of business	3,104
Amortization of the year	266,338
Disposals and others	(8,599)
End Period	1,774,183	1,513,340
Intangible in progress [member]
Disclosure of detailed information about intangible assets [line items]
End Period	363,347
Intangible in progress [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	427,028
Additions	270,454
Acquisition of business	0
Transfers	(357,432)
Disposals and others	23,297
End Period	363,347	427,028
Intangible in progress [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	0
Acquisition of business	0
Amortization of the year	0
Disposals and others	0
End Period	0	0
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	22,408
Other Intangible Assets [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Period	26,841
Additions	0
Acquisition of business	23,039
Transfers	0
Disposals and others	(185)
End Period	49,695	26,841
Other Intangible Assets [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	26,841
Acquisition of business	0
Amortization of the year	446
Disposals and others	0
End Period	S/ 27,287	S/ 26,841